Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and contingencies
4.8 Commitments and contingencies
As at December 31, 2021, guarantees in the amount of CHF 2,917k (December 31, 2020: CHF 497k) were provided in favor of third parties.
The Swiss On entities form a VAT group and, hence, every entity participating in the group is jointly and severally liable for VAT debt other group participants. Further On group entities participating in central cash pooling are jointly and severally liable for any debit position or outstanding overdraft in connection with them. In that context, gross balances in the amount of CHF 87,592k have been offset as at December 31, 2021 (December 31, 2020: CHF 25,939k).
On has committed itself to several new lease contracts, which have not yet commenced as at December 31, 2021, and are therefore not yet recognized on balance sheet. The total committed future outflow resulting of these lease contracts amounts to:

(CHF in thousands)	12/31/2021	12/31/2020

Due < 1 year	644	3,640
Due 1 - 5 years	9,181	24,456
Due > 5 years	11,989	60,976
Commitments for future lease obligations	21,814	89,071
The majority of the future lease commitments relate to new retail stores and offices contracts amounting to CHF 18,188k (2020: CHF 84,021k).